CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (794,918)	$ (1,420,123)	$ (1,896,815)	$ (1,258,284)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible note payable	358,328	737,365	1,068,607	$ 253,028
Loss on acquisition of Diamond Anvil Designs	30,000	100,000	110,000
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	6,214	57,085	89,328	$ 165,849
Accrued interest payable	16,729	68,737	82,342	39,353
NET CASH USED IN OPERATING ACTIVITIES	(383,647)	(456,936)	(546,538)	$ (800,054)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in Diamond Anvil Designs	(30,000)	(100,000)	(110,000)
NET CASH USED IN INVESTING ACTIVITIES	(30,000)	(100,000)	(110,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from advances	407,683	519,531	616,571	$ 839,505
NET CASH PROVIDED BY FINANCING ACTIVITIES	407,683	519,531	616,571	839,505
NET INCREASE (DECREASE) IN CASH	(5,964)	(37,405)	(39,967)	39,451
CASH, at the beginning of the period	6,584	46,551	46,551	7,100
CASH, at the end of the period	$ 620	$ 9,146	$ 6,584	$ 46,551
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for interest
Cash paid during the period for taxes
Noncash investing and financing transaction:
Refinancing of advances into convertible notes payable	$ 407,683	$ 619,168	$ 716,208	$ 919,353
Beneficial conversion of convertible note payable	407,683	619,168	716,208	919,353
Conversion of convertible notes payable	$ 421,374	$ 738,329	$ 1,239,409	$ 99,550